Staff costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff costs
Wages and salaries	SFr 2,438,448	SFr 1,273,382	SFr 544,912
Social charges and insurances	243,232	112,524	59,749
Value of share-based services	1,310,888	719,374	83,459
Retirement benefit expenses	296,247	118,926	63,157
Total staff costs	SFr 4,288,815	SFr 2,224,206	SFr 751,277